Consolidated Statements of Changes in Equity (Deficit) $ in Thousands, $ in Thousands	USD ($)	MXN ($)	Increase in Certificates of Contribution "A" [member] MXN ($)	Increase (decrease) due to changes in accounting policy required by IFRSs [member] MXN ($)	Adjusted Balance [member] MXN ($)	Certificates of Contribution "A" [member] USD ($)	Certificates of Contribution "A" [member] MXN ($)	Certificates of Contribution "A" [member] Increase in Certificates of Contribution "A" [member] MXN ($)	Certificates of Contribution "A" [member] Adjusted Balance [member] MXN ($)	Mexican Government contributions [member] USD ($)	Mexican Government contributions [member] MXN ($)	Mexican Government contributions [member] Adjusted Balance [member] MXN ($)	Legal reserve [member] USD ($)	Legal reserve [member] MXN ($)	Legal reserve [member] Adjusted Balance [member] MXN ($)	Accumulated other comprehensive income (loss) [member] Cumulative currency translation effect [member] USD ($)	Accumulated other comprehensive income (loss) [member] Cumulative currency translation effect [member] MXN ($)	Accumulated other comprehensive income (loss) [member] Cumulative currency translation effect [member] Adjusted Balance [member] MXN ($)	Accumulated other comprehensive income (loss) [member] Actuarial (losses) gains on employee benefits effect [member] USD ($)	Accumulated other comprehensive income (loss) [member] Actuarial (losses) gains on employee benefits effect [member] MXN ($)	Accumulated other comprehensive income (loss) [member] Actuarial (losses) gains on employee benefits effect [member] Adjusted Balance [member] MXN ($)	Accumulated deficit [member] USD ($)	Accumulated deficit [member] MXN ($)	Accumulated deficit [member] Increase (decrease) due to changes in accounting policy required by IFRSs [member] MXN ($)	Accumulated deficit [member] Adjusted Balance [member] MXN ($)	Equity attributable to owners of parent [member] USD ($)	Equity attributable to owners of parent [member] MXN ($)	Equity attributable to owners of parent [member] Increase in Certificates of Contribution "A" [member] MXN ($)	Equity attributable to owners of parent [member] Increase (decrease) due to changes in accounting policy required by IFRSs [member] MXN ($)	Equity attributable to owners of parent [member] Adjusted Balance [member] MXN ($)	Non-controlling interests [member] USD ($)	Non-controlling interests [member] MXN ($)	Non-controlling interests [member] Adjusted Balance [member] MXN ($)
Beginning balance (From prior years [member]) at Dec. 31, 2017																							$ (1,471,862,579)		$ (1,471,887,536)
Beginning balance at Dec. 31, 2017		$ (1,502,352,385)			$ (1,502,377,342)		$ 356,544,447		$ 356,544,447		$ 43,730,591	$ 43,730,591		$ 1,002,130	$ 1,002,130		$ 44,633,012	$ 44,633,012		$ (196,520,194)	$ (196,520,194)		(280,844,899)		$ (280,844,899)		$ (1,503,317,492)			$ (1,503,342,449)		$ 965,107	$ 965,107
Statement [LineItems]
Transfer to accumulated deficit | From prior years [member]																							(280,844,899)
Transfer to accumulated deficit																							280,844,899
Total comprehensive (loss) income		42,971,910															1,287,215			222,547,034			(180,374,350)				43,459,899					(487,989)
Ending Balance (From prior years [member]) at Dec. 31, 2018																							(1,752,732,435)	$ (24,957)
Ending Balance at Dec. 31, 2018		(1,459,405,432)		$ (24,957)			356,544,447				43,730,591			1,002,130			45,920,227			26,026,840			(180,374,350)				(1,459,882,550)		$ (24,957)			477,118
Statement [LineItems]
Transfer to accumulated deficit | From prior years [member]																							(180,374,350)
Transfer to accumulated deficit																							180,374,350
Increase in Certificates of Contribution "A"			$ 122,131,000					$ 122,131,000																				$ 122,131,000
Total comprehensive (loss) income	$ (35,018,674)	(659,933,930)															(2,691,157)			(309,334,500)			(347,289,362)				(659,315,019)					(618,911)
Ending Balance (From prior years [member]) at Dec. 31, 2019																						$ (102,578,205)	(1,933,106,785)
Ending Balance at Dec. 31, 2019	$ (105,979,686)	$ (1,997,208,362)				$ 25,400,391	$ 478,675,447			$ 2,320,516	$ 43,730,591		$ 53,177	$ 1,002,130		$ 2,293,903	$ 43,229,070		$ (15,033,412)	$ (283,307,660)		$ (18,428,532)	$ (347,289,362)			$ (105,972,162)	$ (1,997,066,569)				$ (7,524)	$ (141,793)